Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 032
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements have been prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America. Certain reclassifications have been made to the 2024 financial statements to conform to the 2025 financial statement presentation. These reclassifications had no effect on changes in net assets available for benefits.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

The Plan performs fair value measurements in accordance with Financial Accounting Standards Board Accounting Standards Codification 820, Fair Value Measurement (ASC 820). The Plan’s Investment Committee determines the Plan’s valuation policies utilizing information provided by investment advisors and custodians.

Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation in fair value of investments includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Risks and Uncertainties

The Plan invests in various investment securities, including Olin common stock. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term, and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.

Users of these financial statements should be aware that the financial markets’ volatility may significantly impact the subsequent valuation of the Plan’s investments. Accordingly, the valuation of investments as of December 31, 2025 may not necessarily be indicative of amounts that could be realized in a current market exchange.
Payment of Benefits

Benefit payments are recorded when paid.

Administrative Expenses

Except for loan origination fees, the expenses of administering the Plan are payable from the Plan’s assets, unless the Company elects to pay such expenses. Olin has elected to have certain expenses of administering the Plan paid by the Company. No officer or employee receives compensation from the Plan.

Participant accounts are charged fees to pay for Plan expenses. Those charges are used to pay for the Plan’s recordkeeping, custodial, auditing, legal, and other miscellaneous administrative fees.

Trust Fund Management

Empower Trust is the Plan trustee effective October 1, 2024. Prior to this date, the Voya Trust was the Plan trustee. Under the terms of the trust agreements with both Empower Trust and Voya Trust, the trustee is responsible for the safekeeping of Plan assets in the trust fund and the maintenance of records relating to receipts and disbursements from the trust fund. The trustee invests funds in accordance with the terms of the Plan and makes payments from the trust fund as directed by participants and Olin.

Under both the Empower Trust and Voya Trust, trustee fees, investment management fees, commissions, and related Plan administrative expenses are incorporated into the fees associated with the investment funds made available under the Plan. Investment related fees are included in net appreciation in fair value of investments. In addition, fees associated with the self-directed brokerage feature are charged directly to the affected participant’s account.

Employer Contributions Receivable

Employer contributions from Olin are recorded when the Plan is owed, but has not yet received, employee and/or employer contributions. Employer contributions receivable for the year ended December 31, 2025 included an estimated receivable for an employer contribution correction.